TAXES, CHARGES AND CONTRIBUTIONS PAYABLE (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of taxes, fees and contributions payable [Line Items]
Current tax liabilities		R$ 6,714,520	R$ 5,501,237
Current		1,585,936	1,605,505
Non-current		5,128,584	3,895,732
Value added tax receivables	[1]	1,980,977	2,062,276
PIS and COFINS		517,616	261,261
Withholding taxes and contributions	[2]	326,802	191,475
Fistel, INSS, ISS and other taxes		87,043	98,063
Taxes, Charges and Contributions Recoverable.		2,912,438	2,613,075
Fistel [Member]
Disclosure of taxes, fees and contributions payable [Line Items]
Current tax liabilities	[3]	4,713,786	3,502,492
ICMS [Member]
Disclosure of taxes, fees and contributions payable [Line Items]
Current tax liabilities		1,328,010	1,360,800
PIS and COFINS [Member]
Disclosure of taxes, fees and contributions payable [Line Items]
Current tax liabilities		370,312	371,126
Fust and Funttel [Member]
Disclosure of taxes, fees and contributions payable [Line Items]
Current tax liabilities		102,773	99,710
Other taxes [Member]
Disclosure of taxes, fees and contributions payable [Line Items]
Current tax liabilities		R$ 199,639	R$ 167,109

[1]	Includes ICMS credits from the acquisition of property and equipment (available to offset in 48 months); requests for refund of ICMS paid on invoices that were subsequently cancelled; for the rendering of services; tax substitution; and tax rate difference; among others. Non-current consolidated amounts include credits arising from the acquisition of property and equipment of R$563,895 and R$635,800 on December 31, 2024 and 2023 , respectively.
[2]	Withholding income tax ("IRRF") credits on short-term investments, interest on equity and others, which are used as deduction in operations for the period and social contribution tax withheld at source on services provided to public agencies.
[3]	Refers to the remaining balances from 2020 to 2024 which, according to the decisions of the Federal Regional Court of the First Region, the liability is suspended. The amount is classified as a non-current liability, being corrected by SELIC.